Share Capital - Summary of Share Capital (Parenthetical) (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Series A and A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred shares, par value	₪ 0.01	₪ 0.01